Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Macroeconomic Variables Impacted in Determining ECLs (Detail)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Base Forecasts [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.77
Base Forecasts [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.78
Base Forecasts [member] | Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.78
Base Forecasts [member] | Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.78
Base Forecasts [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.78
Base Forecasts [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.77
Base Forecasts [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)		0.76
Base Forecasts [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)		0.77
Base Forecasts [member] | Canada [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.30%
Real GDP	2.10%
Home prices	0.10%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.80%
Real GDP	2.60%
Home prices	(19.30%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.00%
Real GDP	2.90%
Home prices	(9.40%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.50%
Real GDP	4.00%
Home prices	0.70%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.40%
Real GDP	2.40%
Home prices	6.00%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	2.20%
Home prices	1.10%
Central bank policy interest rate	0.50%
Base Forecasts [member] | Canada [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.80%
Real GDP		1.60%
Home prices		7.10%
Central bank policy interest rate		1.31%
Base Forecasts [member] | Canada [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.80%
Real GDP		1.80%
Home prices		2.70%
Central bank policy interest rate		1.53%
Base Forecasts [member] | United States [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.30%
Real GDP	2.80%
Home prices	1.00%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.75%
U.S. 10-year BBB spread	1.90%
Base Forecasts [member] | United States [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.90%
Real GDP	2.90%
Home prices	0.50%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.88%
U.S. 10-year BBB spread	1.88%
Base Forecasts [member] | United States [member] | Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.70%
Real GDP	2.70%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.03%
U.S. 10-year BBB spread	1.85%
Base Forecasts [member] | United States [member] | Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	4.30%
Home prices	0.50%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.18%
U.S. 10-year BBB spread	1.83%
Base Forecasts [member] | United States [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.80%
Real GDP	1.80%
Home prices	2.90%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.96%
U.S. 10-year BBB spread	1.87%
Base Forecasts [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.80%
Real GDP	2.40%
Home prices	2.90%
Central bank policy interest rate	0.50%
U.S. 10-year treasury yield	1.82%
U.S. 10-year BBB spread	1.80%
Base Forecasts [member] | United States [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		3.80%
Real GDP		1.90%
Home prices		3.60%
Central bank policy interest rate		1.75%
U.S. 10-year treasury yield		1.76%
U.S. 10-year BBB spread		1.80%
Base Forecasts [member] | United States [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		4.10%
Real GDP		1.80%
Home prices		3.60%
Central bank policy interest rate		2.20%
U.S. 10-year treasury yield		2.50%
U.S. 10-year BBB spread		1.80%
Upside scenario [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.78
Upside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Upside scenario [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)		0.78
Upside scenario [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)		0.83
Upside scenario [member] | Canada [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.80%
Real GDP	3.20%
Home prices	7.40%
Central bank policy interest rate	0.25%
Upside scenario [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	2.80%
Home prices	3.10%
Central bank policy interest rate	0.64%
Upside scenario [member] | Canada [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.70%
Real GDP		1.80%
Home prices		8.90%
Central bank policy interest rate		1.75%
Upside scenario [member] | Canada [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		5.20%
Real GDP		2.20%
Home prices		5.90%
Central bank policy interest rate		2.16%
Upside scenario [member] | United States [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.10%
Real GDP	2.30%
Home prices	3.40%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.39%
U.S. 10-year BBB spread	1.77%
Upside scenario [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%
Real GDP	3.00%
Home prices	4.10%
Central bank policy interest rate	0.72%
U.S. 10-year treasury yield	2.78%
U.S. 10-year BBB spread	1.53%
Upside scenario [member] | United States [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		3.60%
Real GDP		2.00%
Home prices		4.40%
Central bank policy interest rate		2.00%
U.S. 10-year treasury yield		2.25%
U.S. 10-year BBB spread		1.73%
Upside scenario [member] | United States [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		3.50%
Real GDP		2.10%
Home prices		5.00%
Central bank policy interest rate		2.86%
U.S. 10-year treasury yield		3.44%
U.S. 10-year BBB spread		1.59%
Downside scenario [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.76
Downside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.77
Downside scenario [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)		0.74
Downside scenario [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)		0.69
Downside scenario [member] | Canada [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	10.20%
Real GDP	(0.70%)
Home prices	(3.50%)
Central bank policy interest rate	0.25%
Downside scenario [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%
Real GDP	2.90%
Home prices	3.50%
Central bank policy interest rate	0.39%
Downside scenario [member] | Canada [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		6.80%
Real GDP		0.60%
Home prices		2.70%
Central bank policy interest rate		0.75%
Downside scenario [member] | Canada [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		8.00%
Real GDP		0.30%
Home prices		(3.50%)
Central bank policy interest rate		0.63%
Downside scenario [member] | United States [member] | Average Q4 2020 - Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.40%
Real GDP	(1.50%)
Home prices	(2.40%)
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.69%
U.S. 10-year BBB spread	2.14%
Downside scenario [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.10%
Real GDP	3.10%
Home prices	4.10%
Central bank policy interest rate	0.39%
U.S. 10-year treasury yield	1.71%
U.S. 10-year BBB spread	1.81%
Downside scenario [member] | United States [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		4.90%
Real GDP		0.70%
Home prices		2.40%
Central bank policy interest rate		1.06%
U.S. 10-year treasury yield		1.32%
U.S. 10-year BBB spread		1.96%
Downside scenario [member] | United States [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate		6.10%
Real GDP		0.20%
Home prices		1.70%
Central bank policy interest rate		1.00%
U.S. 10-year treasury yield		1.79%
U.S. 10-year BBB spread		2.19%